Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Restrictions Which Limit the Payment of Dividends (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Nov. 04, 2015	Mar. 06, 2015
Loan Agreement dated March 6, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments	18 months
Loan Agreement dated November 4, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends		50.00%
Term to meet consolidated installment and debt interest payments	18 months
Loan Agreement dated September 1, 2015 [Member] | Sea Genius Shipping Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	$ (903)
Minimum value to loan ratio required to distribute dividends or distributions	1.45
Minimum balance required to distribute dividends or distributions	$ 3,000
Loan Agreement dated September 1, 2015 [Member] | Sea Glorius Shipping Co. [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	$ (1,721)
Minimum value to loan ratio required to distribute dividends or distributions	1.45
Minimum balance required to distribute dividends or distributions	$ 3,000
Loan Agreement dated September 25, 2017 [Member] | Partner Shipping Co. Limited [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Restricted net assets	15,219
Loan Agreement dated September 25, 2017 [Member] | Amsterdam Trade Bank N.V [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Minimum balance required to distribute dividends or distributions, unless additional repayments have been made	$ 3,190
Seanergy Maritime Holdings Corp. [Member] | Loan Agreement dated March 6, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments	18 months
Seanergy Maritime Holdings Corp. [Member] | Loan Agreement dated November 4, 2015 [Member]
Restrictions Which Limit the Payment of Dividends [Abstract]
Percentage of net income limit for declaring dividends		50.00%
Term to meet consolidated installment and debt interest payments	18 months